Fair values of financial assets and liabilities - Schedule of Financial Assets Carried at Fair Value by Valuation Hierarchy (Details) - GBP (£) £ in Millions	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Disclosure of fair value measurement of assets [line items]
Loans and advances to banks	£ 8,138	£ 7,236
Loans and advances to customers	491,678	481,463	£ 471,598
Reverse repurchase agreements	54,351	50,986
Debt securities	16,635	13,987
Financial assets at fair value through profit or loss	258,373	240,413
Total financial assets at fair value through other comprehensive income	40,428	36,320
Derivative financial instruments	20,731	19,727
Total financial assets carried at fair value	319,532	296,460
Insurance contracts
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss, mandatorily measured at fair value	224,952	209,545
Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	180,543	163,671
Total financial assets at fair value through other comprehensive income	25,363	24,151
Derivative financial instruments	105	57
Total financial assets carried at fair value	206,011	187,879
Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	67,960	66,491
Total financial assets at fair value through other comprehensive income	14,964	12,068
Derivative financial instruments	20,145	19,206
Total financial assets carried at fair value	103,069	97,765
Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	9,870	10,251
Total financial assets at fair value through other comprehensive income	101	101
Derivative financial instruments	481	464
Total financial assets carried at fair value	10,452	10,816
Financial assets at fair value through profit or loss
Disclosure of fair value measurement of assets [line items]
Loans and advances to banks	3,915	2,851
Loans and advances to customers	8,259	9,001
Reverse repurchase agreements	21,006	20,981
Debt securities	58,555	53,802
Treasury and other bills	4	11
Contracts held with reinsurers	8,013	8,168
Equity shares	158,621	145,599
Financial assets at fair value through profit or loss | Level 1
Disclosure of fair value measurement of assets [line items]
Loans and advances to banks	0	0
Loans and advances to customers	0	0
Reverse repurchase agreements	0	0
Debt securities	23,171	19,496
Treasury and other bills	4	11
Contracts held with reinsurers	0	0
Equity shares	157,368	144,164
Financial assets at fair value through profit or loss | Level 2
Disclosure of fair value measurement of assets [line items]
Loans and advances to banks	3,915	2,851
Loans and advances to customers	2,346	2,943
Reverse repurchase agreements	21,006	20,981
Debt securities	32,680	31,548
Treasury and other bills	0	0
Contracts held with reinsurers	8,013	8,168
Equity shares	0	0
Financial assets at fair value through profit or loss | Level 3
Disclosure of fair value measurement of assets [line items]
Loans and advances to banks	0	0
Loans and advances to customers	5,913	6,058
Reverse repurchase agreements	0	0
Debt securities	2,704	2,758
Treasury and other bills	0	0
Contracts held with reinsurers	0	0
Equity shares	1,253	1,435
Financial assets at fair value through other comprehensive income
Disclosure of fair value measurement of assets [line items]
Debt securities	40,376	36,269
Equity shares	52	51
Financial assets at fair value through other comprehensive income | Level 1
Disclosure of fair value measurement of assets [line items]
Debt securities	25,363	24,151
Equity shares	0	0
Financial assets at fair value through other comprehensive income | Level 2
Disclosure of fair value measurement of assets [line items]
Debt securities	14,964	12,068
Equity shares	0	0
Financial assets at fair value through other comprehensive income | Level 3
Disclosure of fair value measurement of assets [line items]
Debt securities	49	50
Equity shares	£ 52	£ 51